CREDIT AND LOANS FROM BANKS	12 Months Ended
Dec. 31, 2023
Credit And Loans From Banks [Abstract]
CREDIT AND LOANS FROM BANKS
NOTE 13 – CREDIT AND LOANS FROM BANKS

a.	Short-term bank credit(*)

1)
The company is a party to a short-term credit facility with an Israeli bank with commitments totaling $15 million (NIS 54 million). As of December 31, 2023, a total of $11 million (NIS 42 million) was outstanding under the short-term credit facility. The short-term credit facility bears a prime based variable interest rate.

2)	In May 2023 the company received a short-term credit facility in the amount of NIS 17 million from an Israeli bank that bears a prime based variable interest rate.

3)
In July 2023, the Company entered into an additional short-term credit facility with an Israeli bank in the amount of $9.75 million, which was later increased to $30 million. The short-term credit facility bears a prime based variable interest rate. In November 2023, the same bank approved an additional loan amount of $17 million that will be used as a bridge loan for the purchase of Retail Pro’s intellectual property and the purchase of all of Retail Pro’s equity rights by a fully owned subsidiary of the company.

(*) Financial covenants

Under the credit facilities above of the financing agreements, the Company is required to meet certain financial covenants. As of December 31, 2023, the Company met all the covenants.

b.
As of December 31, 2023, a wholly owned subsidiary of the Company has a short-term loan of $2 million (NIS 7.2 million) from an Israeli bank. The short-term loan bears a foreign exchange market variable interest rate. The loan is renewed monthly, in the Company’s sole discretion.

	December 31,
	2023	2022
	US Dollars in thousands
Long-term bank loans	1,428	2,496
Less - current maturities	(1,101)	(1,052)
	327	1,444

1)
In May 2020, the Company received a long-term loan from the Bank, backed by a government guarantee, in the amount of NIS 15 million ($4.25 million). The loan bears interest of Prime + 1.5%, payable monthly beginning in May 2021. The loan's principal will be returned in 48 monthly installments beginning in May 2021.

The carrying amount of the credit and loans from banks reasonably approximate their fair value.